   As filed with the Securities and Exchange Commission on November 27, 2007

                                                File Nos. 333-140575; 811-21892

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                       [X]
                          Pre-Effective Amendment No.                              [_]
                          Post-Effective Amendment No. 2                           [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                  [X]
                        Amendment No. 16                                           [X]
                (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 2
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                 6610 W. Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                             6610 W. Broad Street
                           Richmond, Virginia 23230
                    (Name and Address of Agent for Service)

          -------------------------------------------------

Approximate Date of Proposed Public Offering:   As soon as practicable after
the effective date of this Registration Statement.

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on December 10, 2007 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[_] on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Flexible Purchase Payment Variable Deferred Annuity Contracts

================================================================================

                     SUPPLEMENT DATED DECEMBER 10, 2007 TO

                       PROSPECTUS DATED MAY 1, 2007 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2


This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

A. New Living Benefit Rider Option: Lifetime Income Plus 2008

Effective December 10, 2007, a new living benefit rider option, Lifetime Income Plus 2008, will be made available to contract owners. The disclosure in your prospectus is revised and updated as described below to accommodate the addition of this living benefit rider option.

    1. Definitions

       The following definitions are added in the "Definitions" section of the prospectus:


          Lifetime Income Plus 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. This rider may be referred to by either name in this prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.


          Principal Protection Death Benefit -- The death benefit provided under Lifetime Income Plus 2008, if elected at the time of application, for an additional charge.

       The following definitions in the "Definitions" section of the prospectus are revised to reflect the addition of Lifetime Income Plus 2008:


          Gross Withdrawal -- For Lifetime Income Plus 2007 and Lifetime Income Plus 2008, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.


          Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008.

    2. Fee Table


       The fee table on page 8 of the "Fee Tables" section of the prospectus is replaced in its entirety with the following disclosure:


          The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.



42514 SUPPC 12/10/07

Periodic Charges Other Than Portfolio Expenses
---------------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                   25.00/1/
---------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                                    1.40%
---------------------------------------------------------------------------------------------------------------------
  Administrative Expense Charge                                                        0.25%
---------------------------------------------------------------------------------------------------------------------
  Joint Annuitant Charge/2/                                                            0.20%
---------------------------------------------------------------------------------------------------------------------

Living Benefit Rider Options/3/
 (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------------------------------------------------
                                                                    Current Charge             Maximum Charge/4/
                                                              -------------------------------------------------------
Lifetime Income Plus 2007
  Single Annuitant Contract                                              0.75%                       2.00%
                                                              -------------------------------------------------------
  Joint Annuitant Contract                                               0.85%                       2.00%
---------------------------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                                              0.50%                       0.50%
---------------------------------------------------------------------------------------------------------------------
Payment Optimizer Plus
  Single Annuitant Contract                                              0.50%                       1.25%
                                                              -------------------------------------------------------
  Joint Annuitant Contract                                               0.65%                       1.25%
---------------------------------------------------------------------------------------------------------------------

Living Benefit Rider Options/3, 5/
---------------------------------------------------------------------------------------------------------------------
                                                                    Current Charge             Maximum Charge/4/
                                                              -------------------------------------------------------
Lifetime Income Plus 2008 without the Principal Protection
 Death Benefit
  Single Annuitant Contract                                      0.75% of benefit base       2.00% of benefit base
                                                              -------------------------------------------------------
  Joint Annuitant Contract                                       0.85% of benefit base       2.00% of benefit base
---------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection Death
 Benefit -- Annuitant Age 45-70
  Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                              0.15% of value of Principal 0.50% of value of Principal
                                                              Protection Death Benefit    Protection Death Benefit
                                                              -------------------------------------------------------
  Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                              0.15% of value of Principal 0.50% of value of Principal
                                                              Protection Death Benefit    Protection Death Benefit
---------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection Death
 Benefit -- Annuitant Age 71-85
  Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                              0.40% of value of Principal 0.50% of value of Principal
                                                              Protection Death Benefit    Protection Death Benefit
                                                              -------------------------------------------------------
  Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                              0.40% of value of Principal 0.50% of value of Principal
                                                              Protection Death Benefit    Protection Death Benefit
---------------------------------------------------------------------------------------------------------------------




42514 SUPPC 12/10/07

Death Benefit Rider Options/6/
 (as a percentage of your Contract Value at the time the charge is taken)/7/
----------------------------------------------------------------------------------------------
                                                            Current Charge   Maximum Charge/4/
                                                            ----------------------------------
Annual Step-Up Death Benefit Rider Option                       0.20%             0.20%
----------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option                            0.30%             0.30%
----------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider Option                   0.30%             0.30%
----------------------------------------------------------------------------------------------
Earnings Protector and Greater of Annual Step-Up and 5%
 Rollup Death Benefit Rider Option                              0.70%             0.70%
----------------------------------------------------------------------------------------------

                                                               Current           Maximum
                                                            ----------------------------------
Maximum Total Separate Account Annual Expenses/8/               3.30%             4.55%
----------------------------------------------------------------------------------------------



         /1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $40,000 or more at the time the charge is assessed.

         /2/The Joint Annuitant charge is assessed only when a Joint Annuitant is added to the contract and the contract becomes a Joint Annuitant contract. The Joint Annuitant charge will terminate if the contract becomes a single Annuitant contract due to the death of an Annuitant. The Joint Contract charge will apply even if you elect Lifetime Income Plus 2008, Lifetime Income Plus 2007 or Payment Optimized Plus as a Joint Annuitant contract.

         /3/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

         /4/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

         /5/You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals Contract Value. The benefit base will change and may be higher than the Contract Value on any given day.

            If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

            The charges for the rider will be deducted at the end of the calendar quarter.

         /6/The Annual Step-Up Death Benefit Rider may be elected with Lifetime
            Income Plus 2007 or Lifetime Income Plus 2008 at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus 2007 or Lifetime Income Plus 2008.


            You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be purchased with any other death benefit rider option.

         /7/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

         /8/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Annual Step-Up Death Benefit Rider and Lifetime Income Plus 2008 with the Principal Protection Death Benefit as a Joint Annuitant contract with an Annuitant that is age 71 or older. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider and Lifetime Income Plus 2008 with the Principal Protection Death Benefit as a Joint Annuitant contract. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

    3. Examples


       The "Examples" section on page 10 of the prospectus is replaced in its entirety with the following disclosure:


          These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.



42514 SUPPC 12/10/07

          The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

             .  invested $10,000 in the contract for the time periods indicated;

             .  earned a 5% annual return on your investment;

             . elected Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

             .  elected the Annual Step-Up Death Benefit Rider; and

             .  surrendered your contract at the end of the stated period.

          Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,570      $2,952      $4,396       $8,322


          The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $760       $2,322      $3,946       $8,322


          Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:


             . Separate Account charges of 1.85% (deducted daily at an effective annual rate of the assets in the Separate Account);

             . an annual contract maintenance charge of $25 (assumed to be equivalent to 0.25% of the Contract Value);

             . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principle Protection Death Benefit (deducted quarterly from Contract Value);


             . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of Contract Value).

          If the optional riders are not elected, the expense figures shown above would be lower.

    4. Synopsis


       The disclosure in the "Living Benefit Rider Options" provision under the question, "What optional benefits are available under this contract?" on page 13 of the "Synopsis" section of the prospectus is replaced in its entirety with the following disclosure:

          The "Living Benefit Rider Options." We currently offer four "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Lifetime Income Plus 2007 and Lifetime Income Plus 2008 provide guaranteed withdrawals until the last death of an Annuitant, at least equal to purchase payments, with upside potential, provided you meet certain




42514 SUPPC 12/10/07
          conditions. Please see the "Surrenders and Partial Withdrawals -- Lifetime Income Plus 2007" and the "Surrenders and Partial Withdrawals -- Lifetime Income Plus 2008" provisions of this prospectus for more information about the riders and their features.


          We also offer Guaranteed Income Advantage, which provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Please see the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus for more information about the rider and its features.


          Finally, we offer Payment Optimizer Plus, which provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Please see the "Income
          Payments -- Payment Optimizer Plus" provision of this prospectus for more information about the rider and its features.


          Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

    5. Asset Allocation Program

       The disclosure in the "Asset Allocation Program" section of the prospectus is revised to reflect the following:


          Contract owners that purchase Lifetime Income Plus 2008 may elect Asset Allocation Model A, B, C or D as the Investment Strategy required by the rider. Asset Allocation Model C currently is the only Asset Allocation Model available as an Investment Strategy for contract owners that purchase Lifetime Income Plus 2007 or Payment Optimizer Plus.


          A contract owner who has purchased Lifetime Income Plus 2008 and has elected an Asset Allocation Model as the Investment Strategy can notify us in writing that the owner has elected to reject a change or update to the Asset Allocation Model. That notification must include new allocation instructions. Unlike the other living benefit rider options, contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy (i.e., a contract owner may not violate the Investment Strategy and receive a reduced benefit).


    6. Charges and Other Deductions -- Charges for the Living Benefit Rider Options

       The following paragraph is hereby added after the "Charge for Guaranteed Income Advantage" section of the prospectus on page 29:

          We charge you for expenses related to Lifetime Income Plus 2007 and Lifetime Income Plus 2008. Each rider is a separate rider with a separate charge. You cannot purchase these riders together or in any combination. If you wish to elect Lifetime Income Plus 2007 or Lifetime Income Plus 2008, you must do so at the time of application.




42514 SUPPC 12/10/07

       In addition, the following disclosure is added under the "Charges for the Living Benefit Rider Options" section of the prospectus on page 29:

          Charge for Lifetime Income Plus 2008

          You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals Contract Value. The benefit base will change and may be higher than the Contract Value on any given day.

          If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

          We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.


          If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

          We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus 2008 without the Principal  Single Annuitant Contract 0.75% of benefit base
 Protection Death Benefit                        -----------------------------------------------------
                                                 Joint Annuitant Contract  0.85% of benefit base
------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal     Single Annuitant Contract 0.75% of benefit base plus
 Protection Death Benefit -- Annuitant Age 45-70                           0.15% of value of Principal
                                                                           Protection Death Benefit
                                                 -----------------------------------------------------
                                                 Joint Annuitant Contract  0.85% of benefit base plus
                                                                           0.15% of value of Principal
                                                                           Protection Death Benefit
------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal     Single Annuitant Contract 0.75% of benefit base plus
 Protection Death Benefit -- Annuitant Age 71-85                           0.40% of value of Principal
                                                                           Protection Death Benefit
                                                 -----------------------------------------------------
                                                 Joint Annuitant Contract  0.85% of benefit base plus
                                                                           0.40% of value of Principal
                                                                           Protection Death Benefit
------------------------------------------------------------------------------------------------------


          The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.


          On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

          Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states and markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.



42514 SUPPC 12/10/07

    7. Guaranteed Minimum Withdrawal Benefit Rider Options


       The following section is added before the "Lifetime Income Plus 2007" section of the prospects on page 42:

          Guaranteed Minimum Withdrawal Benefit for Life Riders

          We currently offer two Guaranteed Minimum Withdrawal Benefit for Life Riders under this prospectus: Lifetime Income Plus 2007 and Lifetime Income Plus 2008. The Guaranteed Minimum Withdrawal Benefit for Life Riders provide for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the purchase payments you made to the contract. These Guaranteed Minimum Withdrawal Benefit for Life Riders are discussed in separate sections below.


    8. Lifetime Income Plus 2008


       The following disclosure is added on page 42 of the prospectus:


          Lifetime Income Plus 2008

          You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separate from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit.

          Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

          References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

          You may terminate this rider apart from the contract on any contract anniversary on or after the fifth contract anniversary.

          Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in a Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

          Investment Strategy for Lifetime Income Plus 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

          Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.




42514 SUPPC 12/10/07

          The Investment Strategy includes Designated Subaccounts and four of the Asset Allocation Models (Asset Allocation Models A, B, C and D). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts. Contract owners may not allocate assets to one of the four available Asset Allocation Models and one or more Designated Subaccounts. For more information about the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

          On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. Your allocation instructions must always comply with the Investment Strategy.


          Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.). Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.


          The current Investment Strategy is as follows:

             (1) owners may allocate assets to the following Designated
                 Subaccounts:

                 AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B

                 BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund --Class III Shares;

                 Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

                 Franklin Templeton Variable Insurance Products
                 Trust -- Franklin Income Securities Fund -- Class 2 Shares;

                 Franklin Templeton Variable Insurance Products
                 Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares

                 GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

                 Janus Aspen Series -- Balanced Portfolio -- Service Shares;

                 MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

                 Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares;

                 The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares; and/or

                 XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares;



42514 SUPPC 12/10/07

                 OR

             (2) owners may allocate assets to Asset Allocation Model A, B, C or D.

          Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

          The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

          Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

          Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

             (a) is the Roll-Up Value on the prior day;

             (b) is any purchase payment(s) made on the prior Valuation Day; and

             (c) is the daily roll-up factor, as shown in your contract.

          On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.


          On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

          Purchase Payments. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider Bonus Credits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable Bonus Credit will not be included in the Withdrawal Base, Principal Protection Death Benefit or Roll-Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the Bonus Credit or any related earnings in the Withdrawal Base. You must allocate all assets to the prescribed Investment Strategy.


          Important Note. We reserve the right to not adjust the Withdrawal Base, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. For example, since the Withdrawal Base would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Withdrawal Base, Principal Protection Death Benefit (if applicable)



42514 SUPPC 12/10/07
          or Roll-Up Value, you will pay higher rider charges to the extent that the purchase payments increase the Contract Value and, in turn, increase the benefit base and/or the value of the Principal Protection Death Benefit, upon which such charges are imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus 2008, because it is less likely that your Contract Value will be less than the Withdrawal Base or Roll-Up Value. Bonus Credits will have a similar effect on your contract because they increase Contract Value but do not adjust the Withdrawal Base, Principal Protection Death Benefit or Roll-Up Value when they are applied to the contract. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments or Bonus Credits; (ii) any such purchase payments or Bonus Credits make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.


          Reset of the Benefit. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. The new charges, which may be higher than your previous charges, will never exceed 2.00% for Lifetime Income Plus 2008 issued without the Principal Protection Death Benefit or 2.50% (in the aggregate) for Lifetime Income Plus 2008 issued with the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

          Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

          Automatic resets will continue until and unless:

             (a) the owner (or owners) submits a written request to our Home
                 Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

             (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

             (c) income payments begin via annuitization; or

             (d) ownership of the contract changes.

          If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.


          Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and
          (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2008 and while the rider is in effect.




42514 SUPPC 12/10/07

          Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

             (a) is the Contract Value on the Valuation Day after the Gross
                 Withdrawal; and

             (b) is the prior Withdrawal Base minus the Gross Withdrawal.

          The new Principal Protection Death Benefit (if applicable) equals the lesser of (a) and (b), where:

             (a) is the Contract Value on the Valuation Day after the Gross
                 Withdrawal; and

             (b) is the prior Principal Protection Death Benefit minus the
                 Gross Withdrawal.

          The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

          If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

          The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

          You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

          Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

             . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

               (a) the Contract Value;

               (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

               (c) the Principal Protection Death Benefit (if applicable).

             . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit (if applicable) will be reduced by each payment. The Principal Protection Death Benefit (if applicable), if any, will be payable on the death of the last surviving Annuitant.

          Principal Protection Death Benefit. You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separate from Lifetime Income Plus 2008.



42514 SUPPC 12/10/07

          This provision applies only if you have purchased Lifetime Income Plus 2008 with the Principal Protection Death Benefit.

          The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

          Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:


             (a) is the Contract Value on the Valuation Day after the Gross
                 Withdrawal; and


             (b) is the prior Principal Protection Death Benefit minus the
                 Gross Withdrawal.

          Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a),
          (b) and (c), where:

             (a) is the death benefit as calculated under the base contract;

             (b) is the Principal Protection Death Benefit (if applicable); and

             (c) is any amount payable by any other optional death benefit rider (if applicable).

          The death benefit payable will be paid according to the distribution rules under the contract.

          If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.


          If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.


          If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

          Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

          Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.



42514 SUPPC 12/10/07

          Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

          If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

          We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.


          If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

          We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus 2008 without the Principal  Single Annuitant Contract 0.75% of benefit base
 Protection Death Benefit                        -----------------------------------------------------
                                                 Joint Annuitant Contract  0.85% of benefit base
------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal     Single Annuitant Contract 0.75% of benefit base plus
 Protection Death Benefit -- Annuitant Age 45-70                           0.15% of value of Principal
                                                                           Protection Death Benefit
                                                 -----------------------------------------------------
                                                 Joint Annuitant Contract  0.85% of benefit base plus
                                                                           0.15% of value of Principal
                                                                           Protection Death Benefit
------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal     Single Annuitant Contract 0.75% of benefit base plus
 Protection Death Benefit -- Annuitant Age 71-85                           0.40% of value of Principal
                                                                           Protection Death Benefit
                                                 -----------------------------------------------------
                                                 Joint Annuitant Contract  0.85% of benefit base plus
                                                                           0.40% of value of Principal
                                                                           Protection Death Benefit
------------------------------------------------------------------------------------------------------


          The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.


          On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

          When the Rider is Effective


          If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider apart from the contract on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.




42514 SUPPC 12/10/07

          At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

          Change of Ownership

          We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

          General Provisions

          For purposes of this rider:

             . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

             . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

             .  A joint owner must be the owner's spouse.

             . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.



42514 SUPPC 12/10/07

          Examples


          The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.


          This example assumes:


             (1) the owner, who is also the Annuitant, purchases the contract for $100,000 without the Principal Protection Death Benefit;


             (2) the owner makes no additional purchase payments;

             (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

             (4) the Roll-Up Value increases until age 65;

             (5) the contract earns a net return of -2%, before rider charges are deducted;


             (6) the owner takes partial withdrawals equal to the Withdrawal
                 Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;


             (7) The Withdrawal Base is reset annually on the contract
                 anniversary; and

             (8) the owner dies upon reaching age 90.


                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $104,000             --       $101,125      $100,000    $106,000      $106,000     $101,125
    54           101,125             --         98,260       101,125     112,360       112,360      101,125
    55            98,260             --         95,401       101,125     119,102       119,102      101,125
    56            95,401             --         92,546       101,125     126,248       126,248      101,125
    57            92,546             --         89,692       101,125     133,823       133,823      101,125
    58            89,692             --         86,834       101,125     141,852       141,852      101,125
    59            86,834             --         83,970       101,125     150,363       150,363      101,125
    60            83,970             --         81,095       101,125     159,385       159,385      101,125
    61            81,095             --         78,206       101,125     168,948       168,948      101,125
    62            78,206             --         75,299       101,125     179,085       179,085      101,125
    63            75,299             --         72,369       101,125     189,830       189,830      101,125
    64            72,369             --         69,412       101,125     201,220       201,220      101,125
    65            69,412        $11,731         54,693       101,125     213,293       213,293       83,266
    66            54,693         11,731         40,269       101,125     213,293       213,293       64,481
    67            40,269         11,731         26,108       101,125     213,293       213,293       44,490
    68            26,108         11,731         12,230       101,125     213,293       213,293       22,708
    69            12,230         11,731             --       101,125     213,293       213,293           --
    70                --         11,731             --       101,125     213,293       213,293           --
    71                --         11,731             --       101,125     213,293       213,293           --
    72                --         11,731             --       101,125     213,293       213,293           --
    73                --         11,731             --       101,125     213,293       213,293           --
    74                --         11,731             --       101,125     213,293       213,293           --
    75                --         11,731             --       101,125     213,293       213,293           --
    76                --         11,731             --       101,125     213,293       213,293           --
    77                --         11,731             --       101,125     213,293       213,293           --
    78                --         11,731             --       101,125     213,293       213,293           --
    79                --         11,731             --       101,125     213,293       213,293           --
    80                --         11,731             --       101,125     213,293       213,293           --
    81                --         11,731             --       101,125     213,293       213,293           --
    82                --         11,731             --       101,125     213,293       213,293           --
    83                --         11,731             --       101,125     213,293       213,293           --
    84                --         11,731             --       101,125     213,293       213,293           --
    85                --         11,731             --       101,125     213,293       213,293           --
    86                --         11,731             --       101,125     213,293       213,293           --
    87                --         11,731             --       101,125     213,293       213,293           --
    88                --         11,731             --       101,125     213,293       213,293           --
    89                --         11,731             --       101,125     213,293       213,293           --
    90                --         11,731             --       101,125     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------







42514 SUPPC 12/10/07

          This example assumes:

             (1) the owner, who is also the Annuitant, purchases the contract for $100,000 with the Principal Protection Death Benefit;

             (2) the owner makes no additional purchase payments;

             (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

             (4) the Roll-Up Value increases until age 65;

             (5) the contract earns a net return of -2%, before rider charges are deducted;


             (6) the owner takes partial withdrawals equal to the Withdrawal
                 Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;


             (7) The Withdrawal Base is reset annually on the contract
                 anniversary; and

             (8) the owner dies upon reaching age 90.


                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $104,000             --       $100,975      $100,000    $106,000      $106,000     $100,975
    54           100,975             --         97,963       100,975     112,360       112,360      100,975
    55            97,963             --         94,960       100,975     119,102       119,102      100,975
    56            94,960             --         91,964       100,975     126,248       126,248      100,975
    57            91,964             --         88,971       100,975     133,823       133,823      100,975
    58            88,971             --         85,978       100,975     141,852       141,852      100,975
    59            85,978             --         82,981       100,975     150,363       150,363      100,975
    60            82,981             --         79,976       100,975     159,385       159,385      100,975
    61            79,976             --         76,959       100,975     168,948       168,948      100,975
    62            76,959             --         73,927       100,975     179,085       179,085      100,975
    63            73,927             --         70,874       100,975     189,830       189,830      100,975
    64            70,874             --         67,798       100,975     201,220       201,220      100,975
    65            67,798        $11,731         52,979       100,975     213,293       213,293       89,244
    66            52,979         11,731         38,473       100,975     213,293       213,293       77,513
    67            38,473         11,731         24,251       100,975     213,293       213,293       65,782
    68            24,251         11,731         10,331       100,975     213,293       213,293       54,051
    69            10,331         11,731             --       100,975     213,293       213,293       42,319
    70                --         11,731             --       100,975     213,293       213,293       30,588
    71                --         11,731             --       100,975     213,293       213,293       18,857
    72                --         11,731             --       100,975     213,293       213,293        7,126
    73                --         11,731             --       100,975     213,293       213,293           --
    74                --         11,731             --       100,975     213,293       213,293           --
    75                --         11,731             --       100,975     213,293       213,293           --
    76                --         11,731             --       100,975     213,293       213,293           --
    77                --         11,731             --       100,975     213,293       213,293           --
    78                --         11,731             --       100,975     213,293       213,293           --
    79                --         11,731             --       100,975     213,293       213,293           --
    80                --         11,731             --       100,975     213,293       213,293           --
    81                --         11,731             --       100,975     213,293       213,293           --
    82                --         11,731             --       100,975     213,293       213,293           --
    83                --         11,731             --       100,975     213,293       213,293           --
    84                --         11,731             --       100,975     213,293       213,293           --
    85                --         11,731             --       100,975     213,293       213,293           --
    86                --         11,731             --       100,975     213,293       213,293           --
    87                --         11,731             --       100,975     213,293       213,293           --
    88                --         11,731             --       100,975     213,293       213,293           --
    89                --         11,731             --       100,975     213,293       213,293           --
    90                --         11,731             --       100,975     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------







42514 SUPPC 12/10/07

          This next example assumes:

             (1) the owner, who is also the Annuitant, purchases the contract for $100,000 without the Principal Protection Death Benefit;

             (2) the owner makes no additional purchase payments;

             (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

             (4) the Roll-Up Value increases for 10 years;

             (5) the contract earns a net return of -2%, before rider charges are deducted;


             (6) the owner takes partial withdrawals equal to the Withdrawal
                 Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;


             (7) The Withdrawal Base is reset annually on the contract
                 anniversary; and

             (8) the owner dies upon reaching age 90.


                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $104,000             --       $101,125      $100,000    $106,000      $106,000     $101,125
    74           101,125             --         98,260       101,125     112,360       112,360      101,125
    75            98,260             --         95,401       101,125     119,102       119,102      101,125
    76            95,401             --         92,546       101,125     126,248       126,248      101,125
    77            92,546             --         89,692       101,125     133,823       133,823      101,125
    78            89,692             --         86,834       101,125     141,852       141,852      101,125
    79            86,834             --         83,970       101,125     150,363       150,363      101,125
    80            83,970             --         81,095       101,125     159,385       159,385      101,125
    81            81,095             --         78,206       101,125     168,948       168,948      101,125
    82            78,206        $12,536         62,763       101,125     179,085       179,085       84,289
    83            62,763         12,536         47,628       101,125     179,085       179,085       66,727
    84            47,628         12,536         32,772       101,125     179,085       179,085       48,265
    85            32,772         12,536         18,212       101,125     179,085       179,085       28,587
    86            18,212         12,536          3,944       101,125     179,085       179,085        6,841
    87             3,944         12,536             --       101,125     179,085       179,085           --
    88                --         12,536             --       101,125     179,085       179,085           --
    89                --         12,536             --       101,125     179,085       179,085           --
    90                --         12,536             --       101,125     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------







42514 SUPPC 12/10/07

          This next example assumes:

             (1) the owner, who is also the Annuitant, purchases the contract for $100,000 with the Principal Protection Death Benefit;

             (2) the owner makes no additional purchase payments;

             (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

             (4) the Roll-Up Value increases for 10 years;

             (5) the contract earns a net return of -2%, before rider charges are deducted;


             (6) the owner takes partial withdrawals equal to the Withdrawal
                 Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;


             (7) The Withdrawal Base is reset annually on the contract
                 anniversary; and

             (8) the owner dies upon reaching age 90.


                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $104,000             --       $100,725      $100,000    $106,000      $106,000     $100,725
    74           100,725             --         97,468       100,725     112,360       112,360      100,725
    75            97,468             --         94,225       100,725     119,102       119,102      100,725
    76            94,225             --         90,994       100,725     126,248       126,248      100,725
    77            90,994             --         87,770       100,725     133,823       133,823      100,725
    78            87,770             --         84,551       100,725     141,852       141,852      100,725
    79            84,551             --         81,332       100,725     150,363       150,363      100,725
    80            81,332             --         78,110       100,725     159,385       159,385      100,725
    81            78,110             --         74,881       100,725     168,948       168,948      100,725
    82            74,881        $12,536         59,154       100,725     179,085       179,085       88,189
    83            59,154         12,536         43,792       100,725     179,085       179,085       75,653
    84            43,792         12,536         28,763       100,725     179,085       179,085       63,117
    85            28,763         12,536         14,084       100,725     179,085       179,085       50,581
    86            14,084         12,536             --       100,725     179,085       179,085       38,045
    87                --         12,536             --       100,725     179,085       179,085       25,509
    88                --         12,536             --       100,725     179,085       179,085       12,973
    89                --         12,536             --       100,725     179,085       179,085          438
    90                --         12,536             --       100,725     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------







42514 SUPPC 12/10/07

          This next example assumes:

             (1) the owner, who is also the Annuitant, purchases the contract for $100,000 without the Principal Protection Death Benefit;

             (2) the owner makes no additional purchase payments;

             (3) the owner is age 65 at issue and has a Withdrawal Factor of
                 5.5%;

             (4) the Roll-Up Value increases for 1 year;

             (5) the contract earns a net return of 8%, before rider charges are deducted;


             (6) the owner takes partial withdrawals equal to the Withdrawal
                 Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;


             (7) the Withdrawal Base is reset annually on the contract
                 anniversary; and

             (8) the owner dies upon reaching age 90.


                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $104,000        $5,830        $105,695      $100,000    $106,000      $106,000     $105,695
    67           105,695         5,830         107,526       105,695     106,000       106,000      107,526
    68           107,526         5,914         109,407       107,526     106,000       107,526      109,407
    69           109,407         6,017         111,322       109,407     106,000       109,407      111,322
    70           111,322         6,123         113,270       111,322     106,000       111,322      113,270
    71           113,270         6,230         115,252       113,270     106,000       113,270      115,252
    72           115,252         6,339         117,269       115,252     106,000       115,252      117,269
    73           117,269         6,450         119,321       117,269     106,000       117,269      119,321
    74           119,321         6,563         121,410       119,321     106,000       119,321      121,410
    75           121,410         6,678         123,534       121,410     106,000       121,410      123,534
    76           123,534         6,794         125,696       123,534     106,000       123,534      125,696
    77           125,696         6,913         127,896       125,696     106,000       125,696      127,896
    78           127,896         7,034         130,134       127,896     106,000       127,896      130,134
    79           130,134         7,157         132,411       130,134     106,000       130,134      132,411
    80           132,411         7,283         134,728       132,411     106,000       132,411      134,728
    81           134,728         7,410         137,086       134,728     106,000       134,728      137,086
    82           137,086         7,540         139,485       137,086     106,000       137,086      139,485
    83           139,485         7,672         141,926       139,485     106,000       139,485      141,926
    84           141,926         7,806         144,410       141,926     106,000       141,926      144,410
    85           144,410         7,943         146,937       144,410     106,000       144,410      146,937
    86           146,937         8,082         149,508       146,937     106,000       146,937      149,508
    87           149,508         8,223         152,125       149,508     106,000       149,508      152,125
    88           152,125         8,367         154,787       152,125     106,000       152,125      154,787
    89           154,787         8,513         157,496       154,787     106,000       154,787      157,496
    90           157,496         8,662         160,252       157,496     106,000       157,496      160,252
-------------------------------------------------------------------------------------------------------------







42514 SUPPC 12/10/07

          This next example assumes:

             (1) the owner, who is also the Annuitant, purchases the contract for $100,000 with the Principal Protection Death Benefit;

             (2) the owner makes no additional purchase payments;

             (3) the owner is age 65 at issue and has a Withdrawal Factor of
                 5.5%;

             (4) the Roll-Up Value increases for 1 year;

             (5) the contract earns a net return of 8%, before rider charges are deducted;


             (6) the owner takes partial withdrawals equal to the Withdrawal
                 Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;


             (7) the Withdrawal Base is reset annually on the contract
                 anniversary; and

             (8) the owner dies upon reaching age 90.


                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $104,000        $5,830        $105,543      $100,000    $106,000      $106,000     $105,543
    67           105,543         5,830         107,207       105,543     106,000       106,000      107,207
    68           107,207         5,896         108,927       107,207     106,000       107,207      108,927
    69           108,927         5,991         110,673       108,927     106,000       108,927      110,673
    70           110,673         6,087         112,448       110,673     106,000       110,673      112,448
    71           112,448         6,185         114,251       112,448     106,000       112,448      114,251
    72           114,251         6,284         116,083       114,251     106,000       114,251      116,083
    73           116,083         6,385         117,943       116,083     106,000       116,083      117,943
    74           117,943         6,487         119,834       117,943     106,000       117,943      119,834
    75           119,834         6,591         121,754       119,834     106,000       119,834      121,754
    76           121,754         6,696         123,705       121,754     106,000       121,754      123,705
    77           123,705         6,804         125,687       123,705     106,000       123,705      125,687
    78           125,687         6,913         127,700       125,687     106,000       125,687      127,700
    79           127,700         7,023         129,745       127,700     106,000       127,700      129,745
    80           129,745         7,136         131,823       129,745     106,000       129,745      131,823
    81           131,823         7,250         133,934       131,823     106,000       131,823      133,934
    82           133,934         7,366         136,078       133,934     106,000       133,934      136,078
    83           136,078         7,484         138,256       136,078     106,000       136,078      138,256
    84           138,256         7,604         140,469       138,256     106,000       138,256      140,469
    85           140,469         7,726         142,717       140,469     106,000       140,469      142,717
    86           142,717         7,849         145,001       142,717     106,000       142,717      145,001
    87           145,001         7,975         147,320       145,001     106,000       145,001      147,320
    88           147,320         8,103         149,677       147,320     106,000       147,320      149,677
    89           149,677         8,232         152,071       149,677     106,000       149,677      152,071
    90           152,071         8,364         154,503       152,071     106,000       152,071      154,503
-------------------------------------------------------------------------------------------------------------




42514 SUPPC 12/10/07

    9. Bonus Credits

       Please note that any applicable Bonus Credits will not be included in the Withdrawal Base, Principal Protection Death Benefit or Roll-Up Value, if applicable, if you elected Lifetime Income Plus 2008. You will have to reset your benefit under the terms of the rider to capture the Bonus Credit or any related earnings in the Withdrawal Base.

   10. The Death Benefit

       The disclosure in "The Death Benefit" section of the prospectus is revised to reflect that the Annual Step-Up Death Benefit may be elected with Lifetime Income Plus 2007 or Lifetime Income Plus 2008 at the time of application.

   11. Income Payments

       The disclosure in the "Income Payments and the Annuity Commencement Date" section of the prospectus is revised to reflect that, if income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, and Lifetime Income Plus 2008 applies, we will begin making payments to the named payee pursuant to Optional Payment Plan 6, Fixed Income for Life. In addition, the disclosure in the prospectus discussing Optional Payment Plan 6, which is found on page 58 of the prospectus under the heading "Optional Payment Plans," is replaced in its entirety with the following:

          Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus 2007 or Lifetime Income Plus 2008 has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.


B. Purchase of the Contract: Annuitants


For contracts issued on or after December 10, 2007, for natural owners, an Annuitant must be related to the owner by blood, marriage or law. If more than one Annuitant is named on a contract, the Annuitants must be related to each other by blood, marriage or law. "The Contract" section of the prospectus is revised accordingly.


C. The Death Benefit: Distribution Rules

The disclosure in your prospectus relating to the distribution of death proceeds is revised and updated as described below:

    1. New Payment Choices

       a. The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

          A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

          The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated



42514 SUPPC 12/10/07
          beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

          Special rules for this payment choice only:

             . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

             . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

             . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

             . Optional living benefit and death benefit riders are not available with this payment choice.

             . Additional purchase payments may not be added with this payment choice.

          Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

       b. The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

          An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

          Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

          The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

          Special rules for this payment choice only:

             . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

             . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or
                (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.



42514 SUPPC 12/10/07

             . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

             . Optional living benefit and death benefit riders are not available with this payment choice.

             . Additional purchase payments may not be added with this payment choice

          Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The prospectus and, in particular, the payment choices described in "The Death Benefit" section of the prospectus are revised accordingly.

    2. Spendthrift Provision

       An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

       The prospectus is revised accordingly.


D. Payment Optimizer Plus

The commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.




42514 SUPPC 12/10/07

   Part A and Part B of Pre-Effective Amendment No. 1 to the Registration Statement, which was filed with the Securities and Exchange Commission on August 1, 2007, are incorporated by reference into this Post-Effective Amendment No. 2 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits


(1)(a)        Resolution of Board of Directors of GE Life and Annuity Assurance
              Company authorizing the establishment of GE Life & Annuity Separate
              Account 7. Previously filed on April 20, 2006 with the Initial
              Registration Statement on Form N-4 for Genworth Life & Annuity
              Separate Account 2, Registration No. 333-133425.

(1)(b)        Resolution of the Board of Directors of GE Life and Annuity Assurance
              Company authorizing the change in name of GE Life and Annuity
              Assurance Company to Genworth Life and Annuity Insurance Company.
              Previously filed on April 20, 2006 with the Initial Registration
              Statement on Form N-4 for Genworth Life & Annuity Separate Account 2,
              Registration No. 333-133425.

(2)           Not Applicable.

(3)(a)        Underwriting Agreement between Genworth Life and Annuity Insurance
              Company and Capital Brokerage Corporation. Previously filed on
              September 13, 2002 with Post-Effective Amendment No. 4 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
              No. 333-47732.

(3)(b)        Dealer Sales Agreement. Previously filed on September 13, 2002 with
              Post-Effective Amendment No. 4 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 1, Registration No. 333-47732.

(4)(a)(i)     Form of contract. Previously filed on May 25, 2006 with the Initial
              Registration Statement on Form N-4 for Genworth Life & Annuity VA
              Separate Account 2, Registration No. 333-134457.

(4)(a)(ii)    Genworth Life and Annuity Insurance Company Guarantee Account
              Endorsement. Previously filed on May 25, 2006 with the Initial
              Registration Statement on Form N-4 for Genworth Life & Annuity VA
              Separate Account 2, Registration No. 333-134457.

(4)(a)(iii) Surrender Charge Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life &
              Annuity VA Separate Account 2, Registration No. 333-134457.

(4)(a)(iv)    Waiver of Surrender Charge Endorsement. Previously filed on May 25,
              2006 with the Initial Registration Statement on Form N-4 for Genworth
              Life & Annuity VA Separate Account 2, Registration No. 333-134457.

(4)(a)(v)     Optional Death Proceeds Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
              & Annuity VA Separate Account 2, Registration No. 333-134457.

(4)(a)(vi)    IRA Endorsement P5364 8/07. Filed Herewith.

(4)(a)(vii)   Roth IRA Endorsement P5365 8/07. Filed Herewith.

(4)(b)(i)     Payment Protection with Commutation Immediate and Deferred Variable
              Annuity Rider. Previously filed on September 1, 2006 with
              Post-Effective Amendment No. 2 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 2, Registration No. 333-133425.

(4)(b)(ii)(a) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
              filed on April 20, 2007, with Pre-Effective Amendment No. 1 to Form
              N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
              No. 333-140575.

(4)(b)(ii)(b) Guaranteed Minimum Withdrawal Benefit for Life Rider. Filed herewith.

 (4)(b)(iii)   Reserved.

 (4)(b)(iv)(a) Guaranteed Income Rider P5283 11/04. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
               & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(b)(iv)(b) Guaranteed Income Rider P5283U 11/04. Previously filed on May 25,
               2006 with the Initial Registration Statement on Form N-4 for Genworth
               Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(c)(i)     Annual Step-Up Benefit Rider P5222 1/06. Previously filed on May 25,
               2006 with the Initial Registration Statement on Form N-4 for Genworth
               Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(c)(ii)    Rollup Death Benefit Rider P5223 1/03. Previously filed on May 25,
               2006 with the Initial Registration Statement on Form N-4 for Genworth
               Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(c)(iii) Earnings Protector Death Benefit Rider P5239 1/03. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
               No. 333-134457.

 (4)(c)(iv)    Greater of Annual Step-Up and Rollup Death Benefit Rider P5224 1/03.
               Previously filed on May 25, 2006 with the Initial Registration
               Statement on Form N-4 for Genworth Life & Annuity VA Separate Account
               2, Registration No. 333-134457.

 (5)           Form of Application. Previously filed on July 26, 2006 with
               Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
               VA Separate Account 2, Registration No. 333-134457.

 (6)(a)        Amended and Restated Articles of Incorporation of Genworth Life and
               Annuity Insurance Company. Previously filed on January 3, 2006 with
               Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(b)        By-Laws of Genworth Life and Annuity Insurance Company. Previously
               filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
               N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-31172.

 (7)           Not Applicable.

 (8)(a)        Participation Agreement among Variable Insurance Products Fund,
               Fidelity Distributors Corporation, and The Life Insurance Company of
               Virginia. Previously filed on May 1, 1998 with Post-Effective
               Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
               Registration No. 033-76334.

 (8)(a)(ii)    Amendment to Participation Agreement among Variable Insurance
               Products Fund II, Fidelity Distributors Corporation, and The Life
               Insurance Company of Virginia. Previously filed on May 1, 1998 with
               Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334.

 (8)(a)(iii)   Amendment to Participation Agreement among Variable Insurance
               Products Fund, Fidelity Distributors Corporation, and The Life
               Insurance Company of Virginia. Previously filed on May 1, 1998 with
               Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334.

 (8)(a)(iv)    Amendment to Participation Agreement Variable Insurance Products
               Fund, Fidelity Distributors Corporation and GE Life and Annuity
               Assurance Company. Previously filed on June 2, 2000 with
               Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-31172.

 (8)(b)        Agreement between Oppenheimer Variable Account Funds, Oppenheimer
               Management Corporation, and GE Life and Annuity Assurance Company.
               Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
               GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(b)(i)     Amendment to Agreement between Oppenheimer Variable Account Funds,
               Oppenheimer Management Corporation, and GE Life and Annuity Assurance
               Company. Previously filed with Post-Effective Amendment No. 9 to Form
               N-4 for GE Life & Annuity Separate Account 4, Registration
               No. 033-76334.

 (8)(c)    Participation Agreement among Variable Insurance Products Fund II,
           Fidelity Distributors Corporation and The Life Insurance Company of
           Virginia. Previously filed on May 1, 1998 with Post-Effective
           Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-76334.

 (8)(c)(i) Amendment to Variable Insurance Products Fund II, Fidelity
           Distributors Corporation and GE Life And Annuity Assurance Company.
           Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-31172.

 (8)(d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(e)    Reserved.

 (8)(f) Participation Agreement between Variable Insurance Products Fund III and The Life Insurance Company of Virginia. Previously filed on
           September 28, 1995 with Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(f)(i) Amendment to Variable Insurance Products Fund III, Fidelity
           Distributors Corporation and GE Life and Annuity Assurance Company.
           Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-31172.

 (8)(g)    Reserved.

 (8)(h)    Participation Agreement between GE Investments Funds, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 2 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-133425.

 (8)(i)    Participation Agreement between AIM Variable Insurance Series and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(i)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AIM Variable Insurance Funds.
           Previously filed on April 20, 2007, with Pre-Effective Amendment No.
           1 to Form N-4 for Genworth Life & Annuity VA Separate Account 2,
           Registration No. 333-140575.

 (8)(j)    Reserved.

 (8)(k)    Participation Agreement between MFS Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(k)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 20, 2007, with Pre-Effective Amendment
           No. 1 to Form N-4 for Genworth Life & Annuity VA Separate Account 2,
           Registration No. 333-140575.

 (8)(l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 20, 2007, with Pre-Effective Amendment No. 1 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
           No. 333-140575.

 (8)(m)    Reserved.

 (8)(n)    Participation Agreement between The Prudential Series Fund, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 20, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-140575.

 (8)(o)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 20, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-140575.

 (8)(p)    Reserved.

 (8)(q)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 30,
           2004 with Post Effective Amendment No. 12 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-47732.

 (8)(r)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(s)    Reserved.

 (8)(t)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed with Post-Effective
           Amendment No. 22 to Form N-4 for Genworth Life & Annuity VA Separate
           Account 1, Registration No. 333-47732.

 (8)(u)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and AllianceBernstein Variable Products Series
           Fund, Inc. Previously filed with Post-Effective Amendment No. 21 to
           Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-31172.

 (8)(u)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 20, 2007, with
           Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
           VA Separate Account 2, Registration No. 333-140575.

 (8)(v)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Eaton Vance Variable Trust. Previously filed with Post-Effective Amendment No. 6 to Form N-6 for Genworth Life &
           Annuity VL Separate Account 1, Registration No. 333-72572.

 (8)(v)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 20, 2007, with Pre-Effective Amendment No. 1 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
           No. 333-140575.

 (8)(w)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and The Universal Institutional Funds, Inc.
           Previously filed on April 20, 2007, with Pre-Effective Amendment
           No. 1 to Form N-4 for Genworth Life & Annuity VA Separate Account 2,
           Registration No. 333-140575.

 (8)(x)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and XTF Advisors Trust. Previously filed on April
           20, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for Genworth
           Life & Annuity VA Separate Account 2, Registration No. 333-140575.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Previously filed on April 20, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 2, Registration No. 333-140575.

 (10)      Consent of KPMG LLP. Previously filed on April 20, 2007, with
           Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
           VA Separate Account 2, Registration No. 333-140575.

 (11)      Not Applicable.

 (12)      Not Applicable.

 (13)      Power of Attorney. Previously filed on August 15, 2007 with
           Post-Effective Amendment No. 1 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 2, Registration No. 333-140575.


Item 25.  Directors and Officers of the Depositor

Pamela S. Schutz Chairperson of the Board, President and Chief Executive
                 Officer

Paul A. Haley    Director, Senior Vice President and Chief Actuary

William C. Goings, II(4) Director and Senior Vice President

Leon E. Roday(2)         Director and Senior Vice President

Geoffrey S. Stiff        Director and Senior Vice President

Scott R. Lindquist(2)    Director and Vice President

Victor C. Moses(2)       Director and Vice President

John G. Apostle, II      Senior Vice President and Chief Compliance Officer

Thomas E. Duffy          Senior Vice President, General Counsel and Secretary

Dennis R. Vigneau        Senior Vice President and Chief Financial Officer

Mark W. Griffin(3)       Senior Vice President and Chief Investment Officer

Christopher J. Grady     Senior Vice President

James H. Reinhart        Senior Vice President

James D. Atkins          Senior Vice President

Patrick B. Kelleher      Senior Vice President

Heather C. Harker        Vice President and Associate General Counsel

Jac J. Amerell           Vice President and Controller

Gary T. Prizzia(1)       Treasurer

Matthew P. Sharpe        Vice President


The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(3) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

(4) The principal business address is Genworth Financial, Inc., 700 Main Street, Lynchburg, Virginia 24504.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant


                                  [FLOW CHART]




Item 27.  Number of Contract Owners


   There were 83 owners of Qualified Contracts and 108 owners of Non-Qualified Contracts as of November 19, 2007.


Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and
(b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

                                    *  *  *

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter


   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life and Annuity VA Separate Account 2 and Genworth Life and Annuity Insurance Company.


   (b)

       Name               Address       Positions and Offices with Underwriter
       ----               -------       --------------------------------------
James J. Buddle..... 6620 W. Broad St.  Director
                     Richmond, VA 23230
Christopher J. Grady 6610 W. Broad St.  Director, President and Chief Executive
                     Richmond, VA 23230 Officer
Geoffrey S. Stiff... 6610 W. Broad St.  Director and Senior Vice President
                     Richmond, VA 23230
Patrick B. Kelleher. 6610 W. Broad St.  Senior Vice President
                     Richmond, VA 23230
Victor C. Moses..... 601 Union St.,     Senior Vice President
                     Suite 2200
                     Seattle, WA 98101
Edward J. Wiles, Jr. 3001 Summer St.,   Senior Vice President
                     2nd Floor
                     Stamford, CT 06905

       Name                  Address            Positions and Offices with Underwriter
       ----                  -------            --------------------------------------
Scott E. Wolfe...... 6620 W. Broad Street     Senior Vice President and Chief Compliance
                     Richmond, VA 23230       Officer
Ward E. Bobitz...... 6620 W. Broad Street     Vice President and Assistant Secretary
                     Richmond, VA 23230
Brenda A. Daglish... 6604 West Broad St.      Vice President and Assistant Treasurer
                     Richmond, VA 23230
Dennis R. Vigneau... 6610 W. Broad Street     Chief Financial Officer
                     Richmond, Virginia 23230
James H. Reinhart... 6610 W. Broad St.        Vice President
                     Richmond, VA 23230
Michele L. Trampe... 6610 W. Broad St.        Vice President and Controller
                     Richmond, VA 23230
David A. Schenck.... 6610 W. Broad St.        Vice President and Assistant Treasurer
                     Richmond, VA 23230
John E. Karaffa..... 6610 W. Broad St.        Vice President
                     Richmond, VA 23230
Scott R. Lindquist.. 6620 W. Broad St.        Vice President
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street     Treasurer
                     Richmond, VA 23230
Russell L. Rubino... 6620 W. Broad St.        Vice President
                     Richmond, VA 23230
Bonnie C. Turner.... 6610 W. Broad St.        Financial & Operations Principal
                     Richmond, VA 23230
Thomas E. Duffy..... 6610 W. Broad St.        Secretary
                     Richmond, VA 23230

   (c)


                                   (2)
                                   Net
             (1)              Underwriting        (3)           (4)
           Name of            Discounts and  Compensation    Brokerage       (5)
    Principal Underwriter      Commissions   on Redemption  Commissions  Compensation
    ---------------------     -------------  -------------  -----------  ------------
Capital Brokerage Corporation Not Applicable Not Applicable     10%     $110.5 million


Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 2 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 27th day of November, 2007.


                                    GENWORTH LIFE & ANNUITY VA SEPARATE
                                      ACCOUNT 2
                                    (Registrant)

                                    By:         /s/  MATTHEW P. SHARPE
                                        -----------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

                                    GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                    (Depositor)

                                    By:         /s/  MATTHEW P. SHARPE
                                        -----------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


             Name                         Title                    Date
             ----                         -----                    ----

    /s/  PAMELA S. SCHUTZ*    Chairperson of the Board,      November 27, 2007
  ---------------------------   President and Chief
       Pamela S. Schutz         Executive Officer

  /s/  WILLIAM C. GOINGS, II* Director and Senior Vice       November 27, 2007
  ---------------------------   President
     William C. Goings, II

      /s/  PAUL A. HALEY*     Director, Senior Vice          November 27, 2007
  ---------------------------   President and Chief Actuary
         Paul A. Haley

   /s/  SCOTT R. LINDQUIST*   Director and Vice President    November 27, 2007
  ---------------------------
      Scott R. Lindquist

     /s/  VICTOR C. MOSES*    Director and Vice President    November 27, 2007
  ---------------------------
        Victor C. Moses

      /s/  LEON E. RODAY*     Director and Senior Vice       November 27, 2007
  ---------------------------   President
         Leon E. Roday

    /s/  GEOFFREY S. STIFF*   Director and Senior Vice       November 27, 2007
  ---------------------------   President
       Geoffrey S. Stiff

             Name                       Title                    Date
             ----                       -----                    ----

    /S/  DENNIS R. VIGNEAU* Senior Vice President and      November 27, 2007
    -----------------------   Chief Financial Officer
       Dennis R. Vigneau

     /S/  JAC J. AMERELL*   Vice President and Controller  November 27, 2007
    -----------------------
        Jac J. Amerell*



*By:   /S/  MATTHEW P.    , pursuant to Power of Attorney November 27, 2007
           SHARPE           executed on July 18, 2007.
     -------------------
      Matthew P. Sharpe